Fair Value of Financial Instruments (Schedule Of Investment Holdings Movements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	$ 1,963	$ 2,661	$ 2,366
Sales	(338)	(312)	(809)
Maturities	(112)	(329)	(574)
Settlements	(751)	(540)	(1,135)
Calls	(69)	(60)	(132)
Total	693	1,420	(284)
Corporate bonds | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	1,263	1,408	1,126
Sales	(100)	(33)	(250)
Maturities	(82)	(109)	(43)
Settlements	(235)	(488)	(237)
Calls	(50)	(30)	(132)
Total	796	748	464
U.S. government bonds | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Maturities		(5)
Total		(5)
Foreign government bonds | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances		80
Maturities	(30)		(20)
Total	(30)	80	(20)
RMBS | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	21	3
Total	21	3
CMBS | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	17	8
Total	17	8
ABS [Member] | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	918	835	572
Settlements	(235)	(233)	(76)
Calls	(7)
Total	676	602	496
Hybrid and redeemable preferred securities | Fixed maturity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances		12	14
Sales		(20)	(4)
Calls	(12)	(30)
Total	(12)	(38)	10
Mortgage Loans On Real Estate [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	15	96	71
Sales		(101)	(15)
Maturities		(26)
Settlements	(242)	(78)
Total	(227)	(109)	56
Trading securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	287	383	300
Sales	(229)	(24)	(126)
Maturities			(40)
Settlements	(210)	(149)	(166)
Total	(152)	210	(32)
Available-for-sale equity securities [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	28	7	22
Sales	(9)	(10)	(2)
Total	19	(3)	20
Derivative investments
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances		174	520
Sales		(124)	(412)
Maturities		(189)	(471)
Total		(139)	(363)
Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	124	55	25
Settlements	88	(164)	(940)
Total	212	(109)	(915)
Indexed Annuity Contracts Embedded Derivatives [Member] | Policyholder Account Balances [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances	(710)	(400)
Settlements	83	572
Total	$ (627)	$ 172
Indexed Annuity Contracts Embedded Derivatives [Member] | Future Contract Benefits [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share Unobservable Input Investment Holdings Movements [Abstract]
Issuances			(284)
Settlements			$ 284